UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21044

UM Investment Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York,	NY 10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-348-4782

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2003 through June 30, 2004

Item 1. Proxy Voting Record.

FORM N-Px REPORT

ICA File Number:  811-21044

Reporting Period: 07/01/2003 - 06/30/2004

UM Investment Trust

UM MULTI-STRATEGY FUND

CONDOR PARTNERS, LP

Ticker:	N/A	Security ID:	N/A
Meeting Date:	DEC 1, 2003	Meeting Type:	Special
Record Date:	NOV 1, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
N/A	Subscription Supplement for 3c-7 conversion on 1/1/04	FOR	FOR	Management

MAST CREDIT OPPORTUNITIES I, L.P.

Ticker:	N/A	Security ID:	N/A
Meeting Date:	DEC 1, 2003	Meeting Type:	Special
Record Date:	NOV 1, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
N/A	Subscription Supplement for 3c-7 conversion on 1/1/04	FOR	FOR	Management

NEWCASTLE PARTNERS, L.P.

Ticker:	N/A	Security ID:	N/A
Meeting Date:	APR 30, 2004	Meeting Type:	Special
Record Date:	APR 1, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Conversion of Newcastle Partners, L.P. to a 3c-7 Fund	FOR	FOR	Management
2	Approval of the amendments to the 2nd Amended and Restated Limited Partnership Agreement	FOR	FOR	Management
3	Conversion of limited partner interest of the undersigned to a Class A Limited Partner Interest	NA	FOR	Management
4	Conversion of limited partner interest of the undersigned to a Class B Limited Partner Interest	NA	AGAINST	Management
5	Conversion of limited partner interest of the undersigned to a Class C Limited Partner Interest	NA	AGAINST	Management

Partner Interest

SVM HIGHLANDER FUND

Ticker:	N/A	Security ID:	N/A
Meeting Date:	MAY 25, 2004	Meeting Type:	Annual/General
Record Date:	APR 1, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	To approve the Reports of the Directors and Auditors for the YE Nov 2003.	FOR	FOR	Management
2	To re-appoint the Auditors and authorise Directors to fix remuneration of the auditors.	FOR	FOR	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UM Investment Trust

By (Signature and Title)	/s/ George C.W. Gatch
George C.W. Gatch, President

Date	August 26, 2004

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*	/s/ George C.W. Gatch
George C.W. Gatch, President

Date	August 26, 2004

* Print the name and title of each signing officer under his or her signature.